Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Provision for sales rebates, returns and coupons

Schedule II – Valuation and Qualifying Accounts

	Beginning balance	Provision charged to income(1)	Costs incurred/ utilization(1)	Ending balance
Provision for sales rebates, returns and coupons	$’M	$’M	$’M	$’M
	__________	__________	__________	__________
2015 :
Accrued rebates – Medicaid and HMOs	882.1	2,128.0	(2,027.7)	982.4
Sales returns reserve	131.7	19.4	(22.8)	128.3
Accrued coupons	20.1	140.5	(134.0)	26.6
	__________	__________	__________	__________
	1,033.9	2,287.9	(2,184.5)	1,137.3
	__________	__________	__________	__________

2014 :
Accrued rebates – Medicaid and HMOs	806.5	1,877.7	(1,802.1)	882.1
Sales returns reserve	97.9	60.1	(26.3)	131.7
Accrued coupons	20.7	98.9	(99.5)	20.1
	__________	__________	__________	__________
	925.1	2,036.7	(1,927.9)	1,033.9
	__________	__________	__________	__________

2013 :
Accrued rebates – Medicaid and HMOs	640.5	1,626.6	(1,460.6)	806.5
Sales returns reserve	90.5	34.5	(27.1)	97.9
Accrued coupons	8.0	107.4	(94.7)	20.7
	__________	__________	__________	__________
	739	1,768.5	(1,582.4)	925.1
	__________	__________	__________	__________

(1) In the analysis above, due to systems limitations, it is not practical and has not been necessary to break out current versus prior year activity. When applicable, Shire has performed general ledger reviews of sales deduction provisions charged to income, and the utilization of these provisions in subsequent years. Shire has determined that adjustments made in each year as a result of changes to estimates that related to prior year sales, and adjustments made as a result of differences between prior period provisions and actual payments, did not have a material impact on the Company's financial performance or position either in each individual year, or in the Company's performance over the reported period.